Net Assets of Nonparticipant-directed Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of Net Assets and Significant Components of Changes in Net Assets Relating to Nonparticipant Directed Investments

	2025	2024
Investments
Money market mutual fund	$739,709	$5,083,789
Company common stock	68,471,364	57,226,630
Total investments	69,211,073	62,310,419
Net assets	$69,211,073	$62,310,419

Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments follows.

2025
Additions to Net Assets
Employer contributions	$4,600,000
Investment Income
Dividends on Company common stock	1,808,105
Interest income	175,074
Change in fair value of Company common stock	9,502,523
Interest income on notes receivable from participants	6,204
Total investment income	11,491,906
Total additions	16,091,906
Deductions from Net Assets
Benefits paid to participants or their beneficiaries	9,006,385
Administrative fees	10,456
9,016,841
Additions less deductions	7,075,065
Transfers to Participant-directed Investments	(174,411)
Change in net assets	$6,900,654